Financial risk management - Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	₩ (70,788)	₩ (136,334)
Recognized profit or loss from the financial instruments held as of December 31	263,495	(6,376)
Net gain (loss) on financial assets at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	53,794	(608,739)
Recognized profit or loss from the financial instruments held as of December 31	47,708	(607,708)
Net gain (loss) on financial liabilities designated at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(244,146)	633,415
Recognized profit or loss from the financial instruments held as of December 31	96,223	762,342
Net other operating income (expense)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	119,564	(161,010)
Recognized profit or loss from the financial instruments held as of December 31	₩ 119,564	₩ (161,010)